Filed under Rule 497(e)

Registration No. 033-52742

SUNAMERICA SERIES TRUST

SA MFS Telecom Utility Portfolio

(the “Portfolio”)

Supplement dated October 23, 2018 to the Prospectus and

Statement of Additional Information, each dated May 1, 2018, as supplemented to date

Effective October 22, 2018, the Portfolio reorganized into the SA AB Growth Portfolio, a series of SunAmerica Series Trust. Accordingly, the Portfolio is no longer offered in the Prospectus or Statement of Additional Information and all references to the Portfolio are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.